Commitments - Company's Commitments (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Recorded Unconditional Purchase Obligation [Line Items]
Operating leases, Total	$ 214
Operating leases, 2019	56
Operating leases, 2020	44
Operating leases, 2021	29
Operating leases, 2022	19
Operating leases, 2023	14
Operating leases, Thereafter	52
Purchase obligations, Total	1,323
Purchase obligations, 2019	989
Purchase obligations, 2020	146
Purchase obligations, 2021	101
Purchase obligations, 2022	87
Purchase obligations, 2023	0
Purchase obligations, Thereafter	0
Other obligations, Total	563
Other obligations, 2019	263
Other obligations, 2020	120
Other obligations, 2021	68
Other obligations, 2022	47
Other obligations, 2023	31
Other obligations, Thereafter	34
Company's commitments, Total	2,100
Company's commitments, 2019	1,308
Company's commitments, 2020	310
Company's commitments, 2021	198
Company's commitments, 2022	153
Company's commitments, 2023	45
Company's commitments, Thereafter	86
Equipment Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	628
Purchase obligations, 2019	628
Purchase obligations, 2023	0
Purchase obligations, Thereafter	0
Foundry Purchase [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	525
Purchase obligations, 2019	234
Purchase obligations, 2020	114
Purchase obligations, 2021	90
Purchase obligations, 2022	87
Purchase obligations, 2023	0
Purchase obligations, Thereafter	0
Software, Design, Technologies and Licenses [Member]
Recorded Unconditional Purchase Obligation [Line Items]
Purchase obligations, Total	170
Purchase obligations, 2019	127
Purchase obligations, 2020	32
Purchase obligations, 2021	11
Purchase obligations, 2023	0
Purchase obligations, Thereafter	$ 0